Provisions - Rollforward of provisions (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 275	[1]
Other provisions, ending balance	375	[1]
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	191
Additions	194
Amounts utilised	(67)
Unused amounts reversed	(19)
Exchange and other movements	2
Other provisions, ending balance	301
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	27
Additions	181
Amounts utilised	(18)
Unused amounts reversed	(3)
Exchange and other movements	2
Other provisions, ending balance	189
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	50
Additions	6
Amounts utilised	(35)
Unused amounts reversed	(8)
Exchange and other movements	8
Other provisions, ending balance	21
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	7
Additions	1
Amounts utilised	0
Unused amounts reversed	(4)
Exchange and other movements	0
Other provisions, ending balance	4
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	107
Additions	6
Amounts utilised	(14)
Unused amounts reversed	(4)
Exchange and other movements	(8)
Other provisions, ending balance	87
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	84
Net change in expected credit loss provisions	(10)
Other provisions, ending balance	£ 74

[1]	Refer to Note 8 ‘Provisions’ on page 45.